Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2014
Accumulated other comprehensive loss [Abstract]
Accumulated other comprehensive loss
14. Accumulated other comprehensive loss:

The amounts in the accompanying balance sheets are analyzed as follows:

	Year ended December 31,
	2013			2014
	Attributable to Dryships Inc.	Attributable to non controlling interest	Total	Attributable to Dryships Inc.	Attributable to non controlling interest	Total

Cash flows hedges realized loss	(8,915)	(6,083)	(14,998)	(8,570)	(5,878)	(14,448)

Actuarial pension gain	2,853	1,949	4,802	1,948	1,336	3,284
Total	(6,062)	(4,134)	(10,196)	(6,622)	(4,542)	(11,164)